Treasury Shares (Details) $ in Thousands	May 23, 2022 USD ($) shares
Treasury Shares (Details) [Line Items]
Aggregate consideration amount (in Dollars) | $	$ 5,000
Board of Directors Chairman [Member] | Common Stock [Member]
Treasury Shares (Details) [Line Items]
Shares, issued	7
Shares, outstanding	5,000,000